Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER ORDINARY SHARE
Schedule of Basic and Diluted Loss Per Share

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$20,458	$10,138	$16,002

Weighted average number of ordinary shares in issue	32,969,094	27,398,169	24,970,585

Loss per ordinary share	$0.62	$0.37	$0.64